UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: April 30

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET OREGON MUNICIPALS FUND

FORM N-Q

JULY 31, 2018

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.7%
Education - 15.8%
Oregon State Facilities Authority Revenue, Senior College in Student Housing Project A, XLCA	5.250%	7/1/25	$1,210,000	$1,211,113
Oregon State Health & Science University Revenue	5.000%	7/1/35	850,000	968,949
Oregon State University General Revenue	5.000%	4/1/45	2,000,000	2,254,060
University of Oregon General Revenue	5.000%	4/1/46	5,000,000	5,643,400
University of Oregon General Revenue	5.000%	4/1/48	1,000,000	1,149,470

Total Education				11,226,992

Health Care - 18.3%
Clackamas County Hospital Facility Authority, Senior Living, Willamette View Project	5.000%	11/15/47	250,000	273,060
Multnomah County, OR, Hospital Facilities Authority Revenue, Adventist Health	5.125%	9/1/40	2,500,000	2,583,600
Oregon State Facilities Authority:
Providence Health & Services	5.000%	10/1/45	900,000	997,470
Samaritan Health Services Project	5.000%	10/1/46	1,000,000	1,086,430
Oregon State Facilities Authority Revenue:
Legacy Health Project	5.000%	6/1/46	750,000	832,403
Peacehealth	5.000%	11/1/39	5,000,000	5,155,500
Umatilla County, OR, Hospital Facility Authority Revenue:
Catholic Health Initiatives	5.000%	5/1/22	615,000	620,307
Catholic Health Initiatives	5.000%	5/1/32	1,010,000	1,021,181
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community	5.000%	11/15/46	400,000	426,928

Total Health Care				12,996,879

Industrial Revenue - 3.7%
Port of Morrow, OR, PCR, Portland General Electric Co.	5.000%	5/1/33	2,500,000	2,668,575

Leasing - 4.8%
Metro, OR, Dedicated Tax Revenue, Convention Central Hotel	5.000%	6/15/47	3,000,000	3,394,200

Local General Obligation - 20.9%
Lane & Douglas Counties, OR, School District No 28J Fern Ridge, GO, Convertible Deferred Interest, School Board Guaranty	5.000%	6/15/33	2,115,000	2,423,832
Lane County, OR, School District No 19 Springfield, GO, CAB, School Board Guaranty	0.000%	6/15/35	2,435,000	1,288,237
Marion County, OR, School District No 103 Woodburn, GO:
School Board Guaranty	5.000%	6/15/34	1,000,000	1,146,000
School Board Guaranty	5.000%	6/15/35	1,000,000	1,143,970

See Notes to Schedule of Investments.

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Local General Obligation - (continued)
Marion County, OR, School District No 15 North Marion, GO:
School Board Guaranty	5.000%	6/15/34	$425,000	$497,131
School Board Guaranty	5.000%	6/15/36	1,000,000	1,162,300
Multnomah County, OR, School District No 7 Reynolds, GO, Deferred Interest, School Board Guaranty	0.000%	6/15/31	2,000,000	1,242,180
Washington Clackamas & Yamhill Counties School, OR, School District No 88J, GO, Sherwood, School Board Guaranty	5.000%	6/15/33	1,250,000	1,458,213
Washington Multnomah & Yamhill County, OR, School District No 1 West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/38	2,500,000	2,880,450
Yamhill County, OR, School District No 40, GO, School Board Guaranty	4.000%	6/15/37	1,500,000	1,571,145

Total Local General Obligation				14,813,458

Other - 1.5%
City of Portland, OR, River District Urban Renewal & Redevelopment, Tax Allocation	5.000%	6/15/29	1,000,000	1,095,890

Power - 0.8%
Main Street Natural Gas Inc., GA, Natural Gas Revenue (SIFMA Municipal Swap Index Yield + 0.570%)	2.020%	12/1/23	600,000	600,282	(a)(b)

Pre-Refunded/Escrowed to Maturity - 17.3%
City of Portland, OR, EDR, Broadway Housing LLC Project	6.500%	4/1/35	3,000,000	3,025,470	(c)
Oregon State Department of Administrative Services:
COP	5.000%	5/1/29	1,300,000	1,334,541	(c)
Lottery Revenue	5.000%	4/1/28	1,000,000	1,023,820	(c)
Lottery Revenue	5.000%	4/1/29	1,750,000	1,791,685	(c)
Oregon State Health & Science University Revenue	5.750%	7/1/39	4,900,000	5,087,327	(c)

Total Pre-Refunded/Escrowed to Maturity				12,262,843

Special Tax Obligation - 2.0%
City of Keizer, OR, Special Assessment	5.200%	6/1/31	1,025,000	1,027,911
Virgin Islands Public Finance Authority, Matching Fund Loan	5.000%	10/1/29	375,000	366,562

Total Special Tax Obligation				1,394,473

State General Obligation - 4.8%
State of Oregon, GO, Higher Education	5.000%	8/1/43	3,000,000	3,388,560

See Notes to Schedule of Investments.

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - 7.2%
Port of Portland, OR, Airport Revenue	5.000%	7/1/44	$1,500,000	$1,635,105	(d)
Tri-County Metropolitan Transportation District of Oregon	5.000%	9/1/48	3,000,000	3,450,600

Total Transportation				5,085,705

Water & Sewer - 1.6%
Clackamas River Water, OR, Water Revenue	5.000%	11/1/43	1,000,000	1,118,060

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $69,062,224)				70,045,917

SHORT-TERM INVESTMENTS - 0.3%
MUNICIPAL BONDS - 0.3%
General - 0.1%
City of Charlotte, NC, 2003 Governmental Facilities Project, COP	1.370%	6/1/33	100,000	100,000	(e)(f)

Health Care - 0.2%
Oregon State Facilities Authority, Peacehealth	1.450%	8/1/34	120,000	120,000	(e)(f)

TOTAL SHORT-TERM INVESTMENTS (Cost - $220,000)				220,000

TOTAL INVESTMENTS - 99.0% (Cost - $69,282,224)				70,265,917
Other Assets in Excess of Liabilities - 1.0%				734,746

TOTAL NET ASSETS - 100.0%				$71,000,663

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(f)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

Abbreviations used in this schedule:

CAB	— Capital Appreciation Bonds
COP	— Certificates of Participation
EDR	— Economic Development Revenue
GO	— General Obligation
PCR	— Pollution Control Revenue
SIFMA	— Securities Industry and Financial Markets Association
XLCA	— XL Capital Assurance

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Oregon Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$70,045,917	—	$70,045,917
Short-Term Investments†	—	220,000	—	220,000

Total Investments	—	$70,265,917	—	$70,265,917

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 20, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 20, 2018